As filed with the Securities and Exchange Commission on August 14, 2014

Securities Act File No. 33-57724

Investment Company Act File No. 811-7458

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 40	X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 43	X

Tweedy, Browne Fund Inc.

(Exact name of Registrant as Specified in Charter)

One Station Place, Stamford, CT 06902

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 703-0600

Name and Address of Agent for Service:	Copies to:
Patricia A. Rogers	Richard T. Prins, Esq.
Tweedy, Browne Company LLC	Skadden, Arps, Slate, Meagher & Flom LLP
One Station Place	Four Times Square, 30th Floor
Stamford, CT 06902	New York, NY 10036

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b), or
on pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1), or
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 40 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 14 day of August, 2014.

TWEEDY, BROWNE FUND INC.

By:	/s/ Thomas H. Shrager
Thomas H. Shrager
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Thomas H. Shrager Thomas H. Shrager	President and Director	August 14, 2014

/s/ William H. Browne William H. Browne	Chairman of the Board and Director	August 14, 2014

/s/ Robert Q. Wyckoff, Jr. Robert Q. Wyckoff, Jr.	Treasurer	August 14, 2014

/s/ John C. Hover II John C. Hover II	Director	August 14, 2014

/s/ Bruce A. Beal Bruce A. Beal	Director	August 14, 2014

/s/ Richard B. Salomon Richard B. Salomon	Director	August 14, 2014

/s/ Paul F. Balser Paul F. Balser	Director	August 14, 2014

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase